Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts and Reserves
Valuation and Qualifying Accounts and Reserves

PANASONIC CORPORATION

AND SUBSIDIARIES

Valuation and Qualifying Accounts and Reserves

(In millions of yen)

Years ended March 31, 2011, 2010 and 2009

		Add	Deduct		Add (deduct)
	Balance at beginning of period	Charged to income	Bad debts written off	Reversal	Cumulative translation adjustments	Balance at end of period
Allowance for doubtful receivables:
2011	24,158	4,392	1,835	3,919	(936)	21,860
2010	21,131	10,862	4,234	3,623	22	24,158
2009	20,868	10,538	3,246	5,436	(1,593)	21,131